Note 16 - Income Tax (Details Textual) - CAD ($) $ in Thousands	Nov. 30, 2023	Nov. 30, 2022
Statement Line Items [Line Items]
Deductible temporary differences for which no deferred tax asset is recognised	$ 10,192	$ 2,209
Canada [member]
Statement Line Items [Line Items]
Deductible temporary differences for which no deferred tax asset is recognised	38,837
United States [member]
Statement Line Items [Line Items]
Deductible temporary differences for which no deferred tax asset is recognised	12,201
United States [member] | Subject to expiration [member]
Statement Line Items [Line Items]
Deductible temporary differences for which no deferred tax asset is recognised	1,716
United States [member] | Carried forward indefinitely [member]
Statement Line Items [Line Items]
Deductible temporary differences for which no deferred tax asset is recognised	$ 10,485